Document And Entity Information	Jul. 28, 2022
Document Information [Line Items]
Entity, Registrant Name	MIND Technology, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 28, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-13490
Entity, Tax Identification Number	76-0210849
Entity, Address, Address Line One	2002 Timberloch Place, Suite 550
Entity, Address, City or Town	The Woodlands
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	353-4475
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000926423
CommonStock001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock - $0.01 par value per share
Trading Symbol	MIND
Security Exchange Name	NASDAQ
SeriesAPreferredStock100ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock - $1.00 par value per share
Trading Symbol	MINDP
Security Exchange Name	NASDAQ